Statement of Additional Information Supplement American Century ETF Trust
Supplement dated May 17, 2024 ■ Statement of Additional Information dated January 1, 2024

Thomas Youn, Vice President and Portfolio Manager, no longer serves as portfolio manager for the funds effective May 14, 2024.
Jeffrey L. Houston, CFA, Vice President and Senior Portfolio Manager, will no longer serve as portfolio manager for the funds effective June 30, 2024.
The entries for Thomas Youn and Jeffrey L. Houston on pages 48-49 and 51-52 are to be deleted.

©2024 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-98431 2405